Loans Receivable and Allowance for Loan Losses (Schedule of Impaired Loan Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Impaired_Loans	Dec. 31, 2011 Impaired_Loans
Loans With No Related Allowance:
Recorded Investment	$ 37,530,000	$ 49,999,000
Unpaid Principal Balance	45,136,000	66,560,000
Loans With An Allowance Recorded:
Recorded Investment	19,111,000	13,505,000
Unpaid Principal Balance	19,982,000	13,672,000
Total Impaired Loans:
Recorded Investment	56,641,000	63,504,000
Unpaid Principal Balance	65,118,000	80,232,000
Related Allowance	7,120,000	3,630,000
Decrease in impaired financing receivable with related allowance recorded investment	(6,900,000)
Bank loans receivable, Gross	1,528,797,000	1,436,668,000
Number of impaired loans	7	4
Commercial and industrial [Member]
Loans With No Related Allowance:
Recorded Investment	7,426,000	14,504,000
Unpaid Principal Balance	11,746,000	19,672,000
Loans With An Allowance Recorded:
Recorded Investment	5,656,000	1,000,000
Unpaid Principal Balance	6,526,000	1,000,000
Total Impaired Loans:
Recorded Investment	13,082,000	15,504,000
Unpaid Principal Balance	18,272,000	20,672,000
Related Allowance	2,399,000	1,000,000
Bank loans receivable, Gross	376,988,000	321,988,000
Commercial tax-exempt [Member]
Loans With No Related Allowance:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Total Impaired Loans:
Recorded Investment		0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Bank loans receivable, Gross	92,202,000	81,532,000
Owner occupied real estate [Member]
Loans With No Related Allowance:
Recorded Investment	1,929,000	7,000,000
Unpaid Principal Balance	2,301,000	8,845,000
Loans With An Allowance Recorded:
Recorded Investment	1,451,000	492,000
Unpaid Principal Balance	1,451,000	659,000
Total Impaired Loans:
Recorded Investment		7,492,000
Unpaid Principal Balance	3,752,000	9,504,000
Related Allowance	1,451,000	30,000
Bank loans receivable, Gross	268,372,000	279,372,000
Commercial construction and land development [Member]
Loans With No Related Allowance:
Recorded Investment	7,716,000	11,203,000
Unpaid Principal Balance	8,500,000	19,756,000
Loans With An Allowance Recorded:
Recorded Investment	7,833,000	12,013,000
Unpaid Principal Balance	7,833,000	12,013,000
Total Impaired Loans:
Recorded Investment		23,216,000
Unpaid Principal Balance	16,333,000	31,769,000
Related Allowance	2,470,000	2,600,000
Bank loans receivable, Gross	100,399,000	103,153,000
Commercial real estate [Member]
Loans With No Related Allowance:
Recorded Investment	12,965,000	12,117,000
Unpaid Principal Balance	14,619,000	12,390,000
Loans With An Allowance Recorded:
Recorded Investment	4,171,000	0
Unpaid Principal Balance	4,172,000	0
Total Impaired Loans:
Recorded Investment		12,117,000
Unpaid Principal Balance	18,791,000	12,390,000
Related Allowance	800,000	0
Bank loans receivable, Gross	394,404,000	364,405,000
Residential [Member]
Loans With No Related Allowance:
Recorded Investment	4,163,000	3,346,000
Unpaid Principal Balance	4,423,000	3,729,000
Total Impaired Loans:
Recorded Investment		3,346,000
Unpaid Principal Balance	4,423,000	3,729,000
Related Allowance	0	0
Bank loans receivable, Gross	83,899,000	83,940,000
Consumer [Member]
Loans With No Related Allowance:
Recorded Investment	3,331,000	1,829,000
Unpaid Principal Balance	3,547,000	2,168,000
Total Impaired Loans:
Recorded Investment		1,829,000
Unpaid Principal Balance	3,547,000	2,168,000
Related Allowance	0	0
Bank loans receivable, Gross	212,533,000	202,278,000
Consumer [Member]
Total Impaired Loans:
Recorded Investment	3,331,000
Bank loans receivable, Gross	212,533,000	202,278,000
Residential [Member]
Total Impaired Loans:
Recorded Investment	4,163,000
Bank loans receivable, Gross	83,899,000	83,940,000
Commercial real estate [Member]
Total Impaired Loans:
Recorded Investment	17,136,000
Bank loans receivable, Gross	394,404,000	364,405,000
Commercial construction and land development [Member]
Total Impaired Loans:
Recorded Investment	15,549,000
Bank loans receivable, Gross	100,399,000	103,153,000
Owner occupied real estate [Member]
Total Impaired Loans:
Recorded Investment	3,380,000
Bank loans receivable, Gross	268,372,000	279,372,000
Commercial tax-exempt [Member]
Total Impaired Loans:
Recorded Investment	0
Bank loans receivable, Gross	92,202,000	81,532,000
Charged off or Transferred to Foreclosed Assets [Member]
Total Impaired Loans:
Decrease in impaired financing receivable with related allowance recorded investment	(7,500,000)
No Transition From Prior Year [Member]
Loans With An Allowance Recorded:
Recorded Investment	22,800,000
Remained Impaired and Incurred a Specific Reserve During the Period [Member]
Loans With An Allowance Recorded:
Recorded Investment	4,300,000
Downgraded as Impaired During the Period [Member]
Total Impaired Loans:
Recorded Investment	18,800,000
Related Allowance	6,700,000
Subsequently Collected [Member]
Total Impaired Loans:
Recorded Investment		9,200,000
Upgraded as No Longer Impaired During the Period [Member]
Total Impaired Loans:
Bank loans receivable, Gross	7,300,000
Recategorized From Commercial Construction and Land Development to Commercial Real Estate [Member]
Total Impaired Loans:
Recorded Investment	$ 7,700,000
Number of impaired loans	1